Organization Organization (Details) - USD ($)	Dec. 31, 2016	Oct. 20, 2016	Mar. 18, 2016	Dec. 31, 2015
Organization [Abstract]
Common shares, shares issued	100,000,000		1	87,237,220
Common shares, par value	$ 0.00000001		$ 1.00	$ 1
Percentage ownership			100.00%
Total share capital	$ 1.00
Aurigen Capital Limited
Business Acquisition [Line Items]
Percentage acquired		100.00%